CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 80,259	$ 64,353	$ 40,367
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	(4,227)	(6,182)	2,779
Unrealized loss on foreign currency cash flow hedge	(1,562)
Income tax benefit (expense) related to components of other comprehensive income	846	855	(402)
Total other comprehensive income (loss), net of tax	(4,943)	(5,327)	2,377
Comprehensive income	75,316	59,026	42,744
Less: comprehensive income attributable to non-controlling interest	(1,091)	(519)	(901)
Comprehensive income attributable to controlling interest	$ 74,225	$ 58,507	$ 41,843